Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 202,403	¥ 196,064
Service cost	9,879	9,491	9,244
Interest cost	3,789	3,831	3,894
Actuarial (gain) loss	8,710	2,150
Recognition of prior service cost		145
Transfer of liability from defined benefit pension plans of the NTT group	714	546
Other	852	271
Benefit payments	(11,542)	(10,095)
Projected benefit obligation, end of year	214,805	202,403	196,064
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	81,262	77,813
Actual return on plan assets	6,975	1,095
Employer contributions	5,323	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	171	105
Benefit payments	(3,386)	(3,005)
Fair value of plan assets, end of year	90,345	81,262	77,813
Funded status, end of year	¥ (124,460)	¥ (121,141)